Commitments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Commitments And Contingencies Disclosure [Abstract]
Description of operating lease arrangements	The Company has entered into operating lease agreements for four branch locations and various office equipment.
Operating leases, rent expense	$ 452	$ 393